Other Assets - Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other non-current assets
Upfront license fees, net	$ 903,000	$ 1,134,000
Contract assets	81,000	69,000
Customer financing receivables, net	76,000	92,000
Deferred income taxes	38,000	39,000
Finance lease right-of-use assets	23,000	29,000
Other	52,000	66,000
Total other non-current assets	1,174,000	1,429,000
Italian Scratch & Win
Other non-current assets
Upfront license fees, net	545,000	680,000
Italian Lotto
Other non-current assets
Upfront license fees, net	266,000	380,000
New Jersey
Other non-current assets
Upfront license fees, net	57,000	66,000
Indiana
Other non-current assets
Upfront license fees, net	8,000	9,000
Rhode Island
Other non-current assets
Upfront license fees, net	$ 27,000	$ 0